Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues, net	$ 2,418	$ 0	$ 125,247	$ 0	$ 0	$ 0
Operating costs and expenses:
Cost of Sales	121,014	0	436,241	0	358,168	0
Exploration costs	10,000	10,872	20,035	53,733	61,233	70,599
General and administrative expenses	243,359	194,356	668,689	480,871	964,302	353,666
Total operating costs and expenses	374,373	205,228	1,124,965	534,604	1,383,703	424,265
Operating loss	(371,955)	(205,228)	(999,718)	(534,604)	(1,383,703)	(424,265)
Other income (expense):
Interest expense	(83,490)	(19,356)	(561,440)	(50,349)	(96,480)	(62,303)
Foreign currency exchange gain	2,819	0	3,162	0
Loss on extinguishment of debt	0	0	(73,250)	0
Unrealized gain (loss) on available-for-sale securities	1,557	0	(24,319)	0
Gain (loss) on change in derivative liability	0	(1,900)	286,919	(657,776)	(657,776)	(73,604)
Net loss from noncontrolling interest					0	(7,346)
Net loss	(451,069)	(226,484)	(1,368,646)	(1,242,729)	(2,137,959)	(552,826)
Other comprehensive income (loss):
Foreign currency translation	105,359	(342)	66,764	(862)
Net comprehensive loss	$ (345,710)	$ (226,826)	$ (1,301,882)	$ (1,243,591)	$ (2,137,959)	$ (552,826)
Basic and diluted net loss per common share	$ (0.00)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.01)
Basic and diluted weighted-average common shares outstanding	125,783,150	73,184,898	111,634,710	69,673,771	73,262,126	56,733,426